SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade receivables	$ 193,834	$ 748,097
GST receivable	19,679	22,276
Total accounts receivable	$ 213,513	$ 770,373